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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim G. Redding
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   312-377-8300
         -------------------------------

Signature, Place, and Date of Signing:

   Kim G. Redding                     Chicago, Illinois   July 6, 2004
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $758,389

List of Other Included Managers:

None
Kate D'Esposito
Chief Financial Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8230
F: 312-377-8299
Kate@Kgredding.com

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                                        1

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager    K. G. REDDING & ASSOCIATES, LLC.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                          ITEM 4:            ITEM 5:
                  ITEM 1:                             ITEM 2:              ITEM 3:      FAIR MARKET     SHARE OF PRINCIPAL
               NAME OF ISSUER                      TITLE OF CLASS           CUSIP          VALUE              AMOUNT
                                                                                       (IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trust                   common stock          02607P305              288.7              20,200
Archstone Communities Trust                       common stock          039583109            1,387.2              47,297
Arden Realty Inc.                                 common stock          039793104           18,437.1             626,900
Ashford Hospitality Trust Inc                     common stock          044103109              684.7              82,000
AvalonBay Communities Inc.                        common stock          053484101            6,302.0             111,500
BNP Residential Properties, Inc.                  common stock          05564T103              394.2              30,000
Boca Resorts Inc. - CL A                          common stock          09688T106            2,424.0             122,300
Boston Properties, Inc.                           common stock          101121101            7,081.3             141,400
Brookfield Properties Corporation                 common stock          112900105            6,350.9             220,900
CMET Finance Holdings                             common stock          189758105              900.0               9,000
Camden Property Trust                             common stock          133131102           21,164.2             462,100
CarrAmerica Realty Corporation                    common stock          144418100            4,628.2             153,100
Cedar Shopping Center, Inc.                       common stock          150602209              567.6              49,400
Developers Diversified Realty                     common stock          251591103           31,249.4             883,500
Essex Property Trust, Inc.                        common stock          297178105            8,666.8             126,800
First Industrial Realty Trust,                    common stock          32054K103           20,446.3             554,400
First Potomac Realty Trust                        common stock          33610F109           10,135.2             528,700
General Growth Properties                         common stock          370021107            9,512.7             321,700
Heritage Property                                 common stock          42725M107           13,936.0             515,000
Hersha Hospitality Trust                          common stock          427825104           16,158.7           1,635,500
Hilton Hotels Corporation                         common stock          432848109           21,843.4           1,170,600
Host Marriott Corporation                         common stock          44107P104           20,724.0           1,676,700
I-Star Financial Inc.                             common stock          45031U101            4,760.0             119,000
Interstate Hotels Corporation                     common stock          46088S106              577.8             107,200
Koger Equity, Inc.                                common stock          500228101           14,600.3             631,500
Lodgian, Inc.                                     common stock          54021P403            2,157.5             204,500
Mack-Cali Realty Corporation                      common stock          554489104           22,121.7             534,600
Mills Corporation                                 common stock          601148109           45,644.6             977,400
Omega Healthcare Investors, Inc.                  common stock          681936100           16,992.7           1,692,500
One Liberty Properties, Inc.                      common stock          682406103           10,507.4             578,600
Pennsylvania REIT                                 common stock          709102107           15,189.9             443,500


----------------------------------------------------------------------------------------------------
                                                                      ITEM 6:
                                                              INVESTMENT DISCRETION
                  ITEM 1:                        -----------------------------------------------
               NAME OF ISSUER                       (a) SOLE      (b) SHARED AS    (c) SHARED
                                                                     DEFINED IN        OTHER
                                                                      INSTR. V
----------------------------------------------------------------------------------------------------
American Financial Realty Trust                       Sole
Archstone Communities Trust                           Sole
Arden Realty Inc.                                     Sole
Ashford Hospitality Trust Inc                         Sole
AvalonBay Communities Inc.                            Sole
BNP Residential Properties, Inc.                      Sole
Boca Resorts Inc. - CL A                              Sole
Boston Properties, Inc.                               Sole
Brookfield Properties Corporation                     Sole
CMET Finance Holdings                                 Sole
Camden Property Trust                                 Sole
CarrAmerica Realty Corporation                        Sole
Cedar Shopping Center, Inc.                           Sole
Developers Diversified Realty                         Sole
Essex Property Trust, Inc.                            Sole
First Industrial Realty Trust,                        Sole
First Potomac Realty Trust                            Sole
General Growth Properties                             Sole
Heritage Property                                     Sole
Hersha Hospitality Trust                              Sole
Hilton Hotels Corporation                             Sole
Host Marriott Corporation                             Sole
I-Star Financial Inc.                                 Sole
Interstate Hotels Corporation                         Sole
Koger Equity, Inc.                                    Sole
Lodgian, Inc.                                         Sole
Mack-Cali Realty Corporation                          Sole
Mills Corporation                                     Sole
Omega Healthcare Investors, Inc.                      Sole
One Liberty Properties, Inc.                          Sole
Pennsylvania REIT                                     Sole


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                                                                                   ITEM 8:
                                                    ITEM 7:                VOTING AUTHORITY (SHARES)
                  ITEM 1:                           MANAGERS           ---------------------------------
               NAME OF ISSUER                      SEE INSTR. V        (a) SOLE  (b) SHARED   (c) NONE


--------------------------------------------------------------------------------------------------------
American Financial Realty Trust                                          /X/
Archstone Communities Trust                                              /X/
Arden Realty Inc.                                                                   /X/
Ashford Hospitality Trust Inc                                                       /X/
AvalonBay Communities Inc.                                                                      /X/
BNP Residential Properties, Inc.                                         /X/
Boca Resorts Inc. - CL A                                                            /X/
Boston Properties, Inc.                                                                         /X/
Brookfield Properties Corporation                                                   /X/
CMET Finance Holdings                                                    /X/
Camden Property Trust                                                               /X/
CarrAmerica Realty Corporation                                                                  /X/
Cedar Shopping Center, Inc.                                                                     /X/
Developers Diversified Realty                                                       /X/
Essex Property Trust, Inc.                                                          /X/
First Industrial Realty Trust,                                                      /X/
First Potomac Realty Trust                                                          /X/
General Growth Properties                                                                       /X/
Heritage Property                                                                   /X/
Hersha Hospitality Trust                                                            /X/
Hilton Hotels Corporation                                                           /X/
Host Marriott Corporation                                                           /X/
I-Star Financial Inc.                                                                           /X/
Interstate Hotels Corporation                                                       /X/
Koger Equity, Inc.                                                                  /X/
Lodgian, Inc.                                                                       /X/
Mack-Cali Realty Corporation                                                        /X/
Mills Corporation                                                                   /X/
Omega Healthcare Investors, Inc.                                                    /X/
One Liberty Properties, Inc.                                                        /X/
Pennsylvania REIT                                                                   /X/

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                                        2

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager    K. G. REDDING & ASSOCIATES, LLC.

----------------------------------------------------------------------------------------------------------------------------

                                                                                          ITEM 4:            ITEM 5:
                  ITEM 1:                             ITEM 2:              ITEM 3:      FAIR MARKET     SHARE OF PRINCIPAL
               NAME OF ISSUER                      TITLE OF CLASS           CUSIP          VALUE              AMOUNT
                                                                                       (IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------------
ProLogis Trust                                    common stock          743410102           45,992.0           1,397,081
Public Storage, Inc.                              common stock          74460D109            8,797.1             191,200
Ramco-Gershenson Properties Trust                 common stock          751452202           23,057.3             951,600
Reckson Associates Realty                         common stock          75621K106           25,136.9             915,400
Rouse Company                                     common stock          779273101           39,190.0             825,050
SL Green Realty Corp.                             common stock          78440X101           44,567.6             952,300
Simon Property Group, Inc.                        common stock          828806109           65,838.2           1,280,400
St. Joe Company                                   common stock          790148100            1,040.1              26,200
Starwood Hotels & Resorts                         common stock          85590A203           53,972.5           1,203,400
Strategic Hotel Capital Inc                       common stock          86272T106           16,955.0           1,153,400
Summit Properties, Inc.                           common stock          866239106            9,361.2             365,100
United Dominion Realty Trust, Inc.                common stock          910197102           26,614.0           1,345,500
Vornado Realty Trust                              common stock          929042109           42,033.0             736,000


                                                                                           758,389.4


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                                                                     ITEM 6:
                                                              INVESTMENT DISCRETION
                  ITEM 1:                       -----------------------------------------------
               NAME OF ISSUER                      (a) SOLE      (b) SHARED AS    (c) SHARED
                                                                    DEFINED IN        OTHER
                                                                     INSTR. V
----------------------------------------------------------------------------------------------------
ProLogis Trust                                       Sole
Public Storage, Inc.                                 Sole
Ramco-Gershenson Properties Trust                    Sole
Reckson Associates Realty                            Sole
Rouse Company                                        Sole
SL Green Realty Corp.                                Sole
Simon Property Group, Inc.                           Sole
St. Joe Company                                      Sole
Starwood Hotels & Resorts                            Sole
Strategic Hotel Capital Inc                          Sole
Summit Properties, Inc.                              Sole
United Dominion Realty Trust, Inc.                   Sole
Vornado Realty Trust                                 Sole


--------------------------------------------------------------------------------------------------------
                                                                                   ITEM 8:
                                                    ITEM 7:                VOTING AUTHORITY (SHARES)
                  ITEM 1:                           MANAGERS           ---------------------------------
               NAME OF ISSUER                      SEE INSTR. V        (a) SOLE  (b) SHARED   (c) NONE


--------------------------------------------------------------------------------------------------------
ProLogis Trust                                                                      /X/
Public Storage, Inc.                                                                              /X/
Ramco-Gershenson Properties Trust                                                   /X/
Reckson Associates Realty                                                           /X/
Rouse Company                                                                       /X/
SL Green Realty Corp.                                                               /X/
Simon Property Group, Inc.                                                          /X/
St. Joe Company                                                                     /X/
Starwood Hotels & Resorts                                                           /X/
Strategic Hotel Capital Inc                                                         /X/
Summit Properties, Inc.                                                             /X/
United Dominion Realty Trust, Inc.                                                  /X/
Vornado Realty Trust                                                                /X/